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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02729

Short-Term Investments Trust
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Karen Dunn Kelley 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:       (713) 626-1919

Date of fiscal year end:	8/31

Date of reporting period:	11/30/13

Item 1. Schedule of Investments.

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

Quarterly Schedule of Portfolio Holdings

November 30, 2013

invesco.com/us	CM-STIT-QTR-1 11/13	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2013

(Unaudited)

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–48.27%(a)

Asset-Backed Securities - Consumer Receivables–3.31%

Old Line Funding, LLC (b)	0.17%	03/18/14	$37,900	$37,880,850
Old Line Funding, LLC (b)	0.20%	01/21/14	30,000	29,991,500
Old Line Funding, LLC (b)(c)	0.23%	03/06/14	40,000	40,000,000
Old Line Funding, LLC (b)	0.24%	01/15/14	88,000	87,973,600
Old Line Funding, LLC (b)	0.24%	03/17/14	50,000	49,964,667
Salisbury Receivables Co. LLC (b)	0.18%	01/06/14	42,700	42,692,314
Sheffield Receivables Corp. (b)	0.18%	01/06/14	28,400	28,394,888
Sheffield Receivables Corp. (b)	0.16%	12/04/13	40,000	39,999,467
Sheffield Receivables Corp. (b)	0.16%	12/05/13	43,700	43,699,223
Sheffield Receivables Corp. (b)	0.16%	12/12/13	30,000	29,998,533
Sheffield Receivables Corp. (b)	0.18%	02/26/14	25,000	24,989,125
Sheffield Receivables Corp. (b)	0.22%	03/10/14	50,000	49,969,750
Thunder Bay Funding, LLC (b)(c)	0.23%	04/04/14	30,000	30,000,000
Thunder Bay Funding, LLC (b)(c)	0.23%	03/13/14	100,000	100,000,000
Thunder Bay Funding, LLC (b)(c)	0.23%	04/09/14	65,200	65,200,000
				700,753,917

Asset-Backed Securities - Fully Supported–1.46%

Kells Funding LLC (CEP-FMS Wertmanagement) (b)(d)	0.14%	01/06/14	45,000	44,993,700
Kells Funding LLC (CEP-FMS Wertmanagement) (b)(d)	0.21%	05/14/14	25,000	24,976,789
Kells Funding LLC (CEP-FMS Wertmanagement) (b)(d)	0.21%	05/15/14	79,400	79,323,578
Kells Funding LLC (CEP-FMS Wertmanagement) (b)(d)	0.21%	05/15/14	39,200	39,162,270
Kells Funding LLC (CEP-FMS Wertmanagement) (b)(d)	0.23%	02/13/14	50,000	49,976,361
Kells Funding LLC (CEP-FMS Wertmanagement) (b)(d)	0.24%	01/10/14	71,000	70,981,067
				309,413,765

Asset-Backed Securities - Fully Supported Bank–6.53%

Alpine Securitization Corp. (CEP-Credit Suisse AG) (b)(d)	0.12%	12/09/13	50,000	49,998,667
Alpine Securitization Corp. (CEP-Credit Suisse AG) (b)(d)	0.12%	12/20/13	150,000	149,990,500
Cancara Asset Securitisation LLC (CEP-Lloyds Bank PLC) (b)(d)	0.17%	01/08/14	50,000	49,991,028
Cancara Asset Securitisation LLC (CEP-Lloyds Bank PLC) (b)(d)	0.17%	01/13/14	40,000	39,991,878
Cancara Asset Securitisation LLC (CEP-Lloyds Bank PLC) (b)(d)	0.18%	12/09/13	68,500	68,497,260
Cancara Asset Securitisation LLC (CEP-Lloyds Bank PLC) (b)(d)	0.18%	12/20/13	94,300	94,291,042
Cancara Asset Securitisation LLC (CEP-Lloyds Bank PLC) (b)(d)	0.18%	01/03/14	61,000	60,989,935
Cancara Asset Securitisation LLC (CEP-Lloyds Bank PLC) (b)(d)	0.19%	01/30/14	25,000	24,992,083
Concord Minutemen Capital Co., LLC; Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(d)	0.21%	01/13/14	150,000	149,962,375
Crown Point Capital Co., LLC -Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(d)	0.21%	01/08/14	25,000	24,994,458
Crown Point Capital Co., LLC -Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(d)	0.21%	01/09/14	100,000	99,977,250
Crown Point Capital Co., LLC -Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(d)	0.21%	01/15/14	10,000	9,997,375
Crown Point Capital Co., LLC -Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(d)	0.21%	01/16/14	86,200	86,176,870
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)(d)	0.14%	12/05/13	28,500	28,499,557
Govco LLC (CEP-Citibank) (b)	0.13%	12/16/13	86,200	86,195,331
Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(d)	0.21%	01/06/14	25,000	24,994,750
Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(d)	0.21%	01/08/14	93,000	92,979,385
Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(d)	0.21%	01/14/14	100,000	99,974,333
Matchpoint Master Trust (CEP-BNP Paribas S.A.) (b)(d)	0.21%	12/11/13	110,000	109,993,583
Working Capital Management L.P. (CEP-Mizuho Bank, Ltd.) (b)(d)	0.17%	01/13/14	30,000	29,993,908
				1,382,481,568

Asset-Backed Securities - Multi-Purpose–9.85%

Atlantic Asset Securitization LLC (b)	0.12%	12/10/13	50,000	49,998,500
Atlantic Asset Securitization LLC (b)	0.12%	12/20/13	40,000	39,997,467

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Asset-Backed Securities - Multi-Purpose–(continued)

Atlantic Asset Securitization LLC (b)	0.13%	12/16/13	$50,000	$49,997,292
Chariot Funding, LLC (b)	0.23%	05/01/14	50,000	49,951,764
Chariot Funding, LLC (b)	0.23%	05/08/14	95,000	94,904,103
Chariot Funding, LLC (b)	0.24%	12/05/13	50,000	49,998,667
Chariot Funding, LLC (b)	0.24%	12/17/13	100,000	99,989,333
Chariot Funding, LLC (b)	0.24%	01/06/14	50,000	49,988,000
Chariot Funding, LLC (b)	0.24%	01/16/14	50,000	49,984,667
Chariot Funding, LLC (b)	0.24%	04/16/14	37,400	37,366,091
CHARTA, LLC (b)	0.12%	12/04/13	50,000	49,999,500
CIESCO, LLC (b)	0.11%	12/09/13	89,570	89,567,810
Jupiter Securitization Co. LLC (b)	0.23%	03/18/14	35,000	34,976,074
Jupiter Securitization Co. LLC (b)	0.23%	04/03/14	60,000	59,952,850
Jupiter Securitization Co. LLC (b)	0.24%	12/05/13	30,000	29,999,200
Jupiter Securitization Co. LLC (b)	0.24%	02/05/14	50,000	49,978,000
Jupiter Securitization Co. LLC (b)	0.24%	02/25/14	50,000	49,971,333
Jupiter Securitization Co. LLC (b)	0.24%	03/03/14	73,000	72,955,226
Jupiter Securitization Co. LLC (b)	0.24%	03/04/14	46,000	45,971,480
Jupiter Securitization Co. LLC (b)	0.24%	04/02/14	40,000	39,967,467
Jupiter Securitization Co. LLC (b)	0.30%	02/18/14	22,500	22,485,187
Mont Blanc Capital Corp. (b)(d)	0.20%	03/10/14	50,000	49,969,750
Nieuw Amsterdam Receivables Corp. (b)(d)	0.16%	12/02/13	26,400	26,399,883
Nieuw Amsterdam Receivables Corp. (b)(d)	0.16%	12/03/13	21,000	20,999,813
Nieuw Amsterdam Receivables Corp. (b)(d)	0.16%	12/05/13	80,000	79,998,578
Nieuw Amsterdam Receivables Corp. (b)(d)	0.16%	12/12/13	57,000	56,997,213
Nieuw Amsterdam Receivables Corp. (b)(d)	0.17%	12/11/13	29,600	29,598,602
Nieuw Amsterdam Receivables Corp. (b)(d)	0.17%	02/03/14	30,000	29,990,933
Nieuw Amsterdam Receivables Corp. (b)(d)	0.18%	12/03/13	50,000	49,999,500
Regency Markets No. 1 LLC (b)(d)	0.14%	12/12/13	71,734	71,730,931
Regency Markets No. 1 LLC (b)(d)	0.14%	12/16/13	241,707	241,692,900
Regency Markets No. 1 LLC (b)(d)	0.14%	12/17/13	31,000	30,998,071
Regency Markets No. 1 LLC (b)(d)	0.14%	12/19/13	100,200	100,192,986
Scaldis Capital LLC (b)(d)	0.14%	12/20/13	34,200	34,197,473
Scaldis Capital LLC (b)(d)	0.19%	02/04/14	50,000	49,982,847
Scaldis Capital LLC (b)(d)	0.20%	12/02/13	45,000	44,999,750
Scaldis Capital LLC (b)(d)	0.20%	02/20/14	51,800	51,776,690
				2,087,525,931

Consumer Finance–1.01%

Toyota Motor Credit Corp. (d)	0.22%	03/03/14	155,000	154,912,856
Toyota Motor Credit Corp. (d)	0.27%	01/03/14	60,000	59,985,150
				214,898,006

Diversified Banks–17.08%

Barclays Bank PLC (b)(c)(d)	0.49%	07/31/14	210,000	210,000,000
BNP Paribas Finance Inc. (d)	0.04%	12/02/13	14,100	14,099,984
BNP Paribas Finance Inc. (d)	0.19%	02/03/14	67,000	66,977,369
Collateralized Commercial Paper Co., LLC	0.31%	02/03/14	90,000	89,950,400
Collateralized Commercial Paper Co., LLC	0.31%	03/03/14	78,000	77,938,207
Collateralized Commercial Paper II Co., LLC (b)	0.30%	12/05/13	130,000	129,995,666
Collateralized Commercial Paper II Co., LLC (b)	0.31%	03/03/14	90,000	89,928,700
Collateralized Commercial Paper II Co., LLC (b)	0.40%	08/05/14	50,000	49,862,778
Credit Agricole North America Inc. (d)	0.11%	12/02/13	20,000	19,999,939
Credit Agricole North America Inc. (d)	0.11%	12/04/13	206,700	206,698,105
Dexia Credit Local S.A. (d)	0.34%	12/12/13	75,000	74,992,208
Dexia Credit Local S.A. (d)	0.40%	02/12/14	65,000	64,947,278
Dexia Credit Local S.A. (b)(d)	0.40%	02/14/14	140,000	139,883,334
Dexia Credit Local S.A. (d)	0.40%	02/14/14	41,000	40,965,833
ING (US) Funding LLC (d)	0.18%	12/05/13	102,000	101,997,960

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Diversified Banks–(continued)

ING (US) Funding LLC (d)	0.18%	02/12/14	$37,900	$37,886,166
JP Morgan Securities LLC	0.40%	08/12/14	100,000	99,717,778
Lloyds Bank PLC (d)	0.07%	12/03/13	131,500	131,499,489
Lloyds Bank PLC (d)	0.09%	12/18/13	129,400	129,394,500
Mizuho Funding, LLC (b)(d)	0.23%	12/03/13	50,000	49,999,375
Mizuho Funding, LLC (b)(d)	0.21%	01/06/14	70,000	69,985,300
Mizuho Funding, LLC (b)(d)	0.25%	01/06/14	50,000	49,987,500
Mizuho Funding, LLC (b)(d)	0.25%	01/08/14	100,000	99,973,611
National Australia Funding Delaware Inc. (b)(d)	0.06%	12/02/13	200,000	199,999,667
National Australia Funding Delaware Inc. (b)(d)	0.13%	12/02/13	25,000	24,999,913
PNC Bank, N.A.	0.24%	02/12/14	30,000	30,000,000
PNC Bank, N.A.	0.24%	02/13/14	97,000	97,000,000
PNC Bank, N.A.	0.28%	01/30/14	50,000	50,000,000
Rabobank USA Financial Corp. (d)	0.21%	04/03/14	111,000	110,920,357
Skandinaviska Enskilda Banken AB (b)(d)	0.17%	01/17/14	22,900	22,895,067
Societe Generale North America, Inc. (d)	0.10%	12/02/13	51,700	51,699,856
Societe Generale North America, Inc. (d)	0.12%	12/02/13	54,500	54,499,826
Societe Generale North America, Inc. (d)	0.14%	01/02/14	110,000	109,986,311
Societe Generale North America, Inc. (d)	0.20%	02/03/14	50,000	49,982,222
Standard Chartered Bank (b)(d)	0.20%	01/08/14	65,000	64,986,278
Standard Chartered Bank (b)(d)	0.20%	01/10/14	100,000	99,977,778
Standard Chartered Bank (b)(d)	0.20%	02/04/14	49,000	48,982,305
Standard Chartered Bank (b)(d)	0.20%	02/07/14	100,000	99,962,222
Standard Chartered Bank (b)(d)	0.22%	01/02/14	125,000	124,975,555
Standard Chartered Bank (b)(d)	0.22%	01/06/14	50,000	49,989,000
United Overseas Bank Funding LLC (d)	0.16%	12/12/13	65,200	65,196,812
United Overseas Bank Ltd. (b)(d)	0.15%	01/14/14	54,500	54,490,009
United Overseas Bank Ltd. (b)(d)	0.16%	01/14/14	50,000	49,990,222
United Overseas Bank Ltd. (b)(d)	0.17%	01/07/14	111,600	111,580,501
				3,618,795,381

Household Products–0.12%

Reckitt Benckiser Treasury Services PLC (b)(d)	0.50%	02/11/14	25,000	24,975,000

Other Diversified Financial Services–1.04%

General Electric Capital Corp.	0.20%	03/10/14	65,000	64,964,250
General Electric Capital Corp.	0.22%	01/06/14	60,000	59,986,800
General Electric Capital Corp.	0.22%	01/08/14	60,000	59,986,066
General Electric Capital Corp.	0.23%	02/03/14	35,000	34,985,689
				219,922,805

Regional Banks–4.93%

Australia & New Zealand Banking Group, Ltd. (b)(d)	0.17%	03/14/14	50,000	49,975,681
Banque et Caisse d’Epargne de l’Etat (d)	0.10%	01/21/14	27,600	27,596,090
Banque et Caisse d’Epargne de l’Etat (d)	0.10%	01/24/14	49,000	48,992,650
BNZ International Funding Ltd. (b)(d)	0.17%	12/13/13	65,000	64,996,317
BNZ International Funding Ltd. (b)(d)	0.18%	01/07/14	85,000	84,984,275
Commonwealth Bank of Australia (b)(d)	0.16%	01/02/14	83,000	82,988,196
Commonwealth Bank of Australia (b)(d)	0.16%	01/08/14	50,000	49,991,556
Commonwealth Bank of Australia (b)(d)	0.17%	05/20/14	100,000	100,000,000
Commonwealth Bank of Australia (b)(d)	0.17%	01/13/14	52,000	51,989,441
Commonwealth Bank of Australia (b)(d)	0.17%	01/06/14	53,850	53,840,846
Commonwealth Bank of Australia (b)(d)	0.18%	01/06/14	73,105	73,091,841
Macquarie Bank Ltd. (b)(d)	0.20%	02/20/14	29,400	29,386,770
Mitsubishi UFJ Trust & Banking Corp. (b)(d)	0.20%	01/07/14	50,000	49,989,722
Mitsubishi UFJ Trust & Banking Corp. (b)(d)	0.15%	12/09/13	50,000	49,998,333
Mitsubishi UFJ Trust & Banking Corp. (b)(d)	0.24%	02/06/14	150,000	149,933,000
Sumitomo Mitsui Banking Corp. (b)(d)	0.22%	01/22/14	27,000	26,991,420

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Regional Banks–(continued)

Sumitomo Mitsui Banking Corp. (b)(d)	0.25%	01/24/14	$50,000	$49,981,250
				1,044,727,388

Soft Drinks–0.83%

Coca-Cola Co. (The) (b)	0.18%	05/05/14	50,000	49,961,250
Coca-Cola Co. (The) (b)	0.21%	02/04/14	50,000	49,981,042
Coca-Cola Co. (The) (b)	0.21%	02/06/14	50,000	49,980,458
Coca-Cola Co. (The) (b)	0.21%	02/07/14	25,000	24,990,083
				174,912,833

Specialized Finance–1.84%

Caisse de Depots et Consignations (b)(d)	0.10%	12/02/13	158,200	158,199,561
Kreditanstalt fur Wiederaufbau (b)(d)	0.14%	02/24/14	56,500	56,481,324
Kreditanstalt fur Wiederaufbau (b)(d)	0.15%	12/02/13	75,000	74,999,687
Kreditanstalt fur Wiederaufbau (b)(d)	0.16%	01/06/14	100,000	99,984,000
				389,664,572

Thrifts & Mortgage Finance–0.27%

Nationwide Building Society (b)(d)	0.20%	02/12/14	57,272	57,248,773
Total Commercial Paper (Cost $10,225,319,939)				10,225,319,939

Certificates of Deposit–21.93%

Bank of Montreal (d)	0.20%	02/07/14	35,000	35,000,000
Bank of Montreal (c)(d)	0.35%	12/12/14	200,000	200,000,000
Bank of Nova Scotia (c)(d)	0.18%	04/10/14	114,500	114,497,956
Bank of Nova Scotia (d)	0.21%	04/03/14	105,000	105,000,000
Bank of Nova Scotia (c)(d)	0.30%	12/30/14	120,100	120,100,000
Bank of Nova Scotia (c)(d)	0.31%	05/09/14	60,000	60,000,000
Bank of Nova Scotia (c)(d)	0.35%	12/11/14	100,000	100,000,000
Bank of Scotland (d)	0.06%	12/02/13	320,000	320,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) (d)	0.17%	12/31/13	84,500	84,500,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) (d)	0.24%	03/11/14	91,000	91,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) (d)	0.25%	12/02/13	50,000	50,000,000
Barclays Bank PLC (c)(d)	0.25%	03/11/14	32,000	32,000,000
Barclays Bank PLC (c)(d)	0.25%	06/17/14	450,000	450,000,000
Credit Agricole Corporate & Investment Bank (d)	0.17%	01/06/14	100,000	100,000,000
Mitsubishi UFJ Trust & Banking Corp. (d)	0.24%	02/07/14	100,000	100,000,000
Mizuho Bank Ltd. (d)	0.16%	12/02/13	100,000	100,000,000
Mizuho Bank Ltd. (d)	0.23%	03/13/14	100,000	100,000,000
Nationwide Building Society (d)	0.24%	12/09/13	120,000	119,993,472
Natixis (d)	0.07%	12/02/13	44,392	44,391,972
Natixis (c)(d)	0.30%	06/25/14	271,000	271,000,000
Nordea Bank Finland PLC (d)	0.15%	02/12/14	109,900	109,900,000
Nordea Bank Finland PLC (d)	0.16%	12/11/13	102,600	102,600,854
Nordea Bank Finland PLC (d)	0.17%	03/06/14	50,000	50,000,000
Norinchukin Bank (The) (c)(d)	0.27%	01/29/14	33,000	33,000,000
Norinchukin Bank (The) (c)(d)	0.27%	01/21/14	185,000	185,000,000
Norinchukin Bank (The) (c)(d)	0.27%	02/10/14	30,000	30,000,000
Oversea-Chinese Banking Corp. Ltd. (d)	0.17%	12/24/13	52,400	52,400,000
Royal Bank of Canada (c)(d)	0.33%	12/04/14	300,000	300,000,000
Sumitomo Mitsui Banking Corp. (d)	0.20%	01/02/14	146,000	146,000,000
Sumitomo Mitsui Banking Corp. (d)	0.21%	01/21/14	81,800	81,800,000
Sumitomo Mitsui Banking Corp. (d)	0.25%	05/01/14	50,000	50,000,000
Svenska Handelsbanken (d)	0.17%	12/11/13	38,000	38,000,000
Swedbank AB (d)	0.11%	12/12/13	109,900	109,900,000
Swedbank AB (d)	0.12%	12/04/13	30,000	30,000,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit–(continued)

Toronto-Dominion Bank (d)	0.12%	12/02/13	$183,200	$183,200,000
Toronto-Dominion Bank (d)	0.15%	02/14/14	109,900	109,900,000
Toronto-Dominion Bank (d)	0.20%	01/14/14	100,000	100,000,000
Toronto-Dominion Bank (d)	0.20%	05/21/14	55,000	55,000,000
Toronto-Dominion Bank (d)	0.21%	02/07/14	50,000	50,000,000
Toronto-Dominion Bank (d)	0.22%	02/14/14	50,000	50,000,000
Toronto-Dominion Bank (d)	0.22%	03/03/14	30,000	30,000,000
Wells Fargo Bank, N.A. (c)	0.19%	05/02/14	150,000	150,000,000
Total Certificates of Deposit (Cost $4,644,184,254)				4,644,184,254

Variable Rate Demand Notes–8.56%(e)

Credit Enhanced–8.52%

A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.17%	06/01/29	800	800,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 1999 A, VRD IDR (LOC-Wells Fargo Bank, N.A.) (f)	0.17%	09/01/19	4,500	4,500,000
Arlington (County of), Virginia Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP-FHLMC)	0.05%	03/01/35	13,185	13,185,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.17%	10/01/33	7,360	7,360,000
Austin (City of), Texas Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP-FNMA)	0.05%	10/15/32	3,350	3,350,000
Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	12/01/14	4,550	4,550,000
Bachelor Gulch Metropolitan District; Series 2004, VRD Unlimited Tax GO Bonds (LOC-U.S. Bank, N.A.) (f)	0.06%	12/01/23	1,755	1,755,000
Beaver Dam (City of), Wisconsin (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC-FHLB of Chicago) (f)	0.05%	12/02/41	6,645	6,645,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) (f)	0.15%	12/01/28	1,100	1,100,000
Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.05%	12/15/34	3,355	3,355,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC-PNC Bank, N.A.) (f)	0.05%	06/01/37	34,385	34,385,000
Breckinridge (County of), Kentucky (Kentucky Association of Counties Leasing Trust); Series 2001 A, VRD Limited Obligation Lease Program RB (LOC-U.S. Bank, N.A.) (f)	0.07%	02/01/31	7,735	7,735,000
Broward (County of), Florida Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP-FHLMC)	0.05%	12/01/29	6,930	6,930,000
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC-PNC Bank, N.A.) (f)	0.05%	07/01/39	24,200	24,200,000
Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.) (f)	0.05%	06/01/35	6,165	6,165,000
Butler (County of), Ohio (Lakota Family YMCA); Series 2002, VRD RB (LOC-PNC Bank, N.A.) (f)	0.07%	05/01/27	1,750	1,750,000
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.04%	11/01/38	1,900	1,900,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System) Series 2011 D, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.04%	07/01/41	46,300	46,300,000
California (State of); Series 2005 B-5, Ref. VRD Unlimited Tax GO Bonds (LOC-Barclays Bank PLC) (d)(f)	0.03%	05/01/40	22,400	22,400,000
Cambridge (City of), Ohio (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC-PNC Bank, N.A.) (f)	0.06%	12/01/21	1,900	1,900,000
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC-National Australia Bank) (d)(f)	0.03%	12/31/47	4,500	4,500,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.16%	07/01/38	900	900,000
Carson (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC-U.S. Bank, N.A.) (f)	0.05%	09/01/33	19,905	19,905,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)	0.05%	06/15/31	$2,685	$2,685,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP-FNMA)	0.05%	06/15/31	2,010	2,010,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.) (f)	0.06%	11/01/40	2,165	2,165,000
Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.05%	12/01/32	2,540	2,540,000
Chicago (City of), Illinois (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC-BMO Harris N.A.) (b)(f)	0.12%	03/01/33	2,700	2,700,000
Chicago (City of), Illinois (Neighborhoods Alive 21 Program); Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC-Royal Bank of Canada) (d)(f)	0.05%	01/01/37	5,000	5,000,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System); Series 2008 C, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.05%	06/01/37	24,800	24,800,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC-PNC Bank, N.A.) (f)	0.05%	01/01/33	24,775	24,775,000
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.05%	11/01/38	4,305	4,305,000
Colorado (State of) Educational & Cultural Facilities Authority (King’s Way Christian School); Series 2009, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.05%	04/01/39	5,420	5,420,000
Colorado (State of) Health Facilities Authority (Crossroads); Series 2003 A, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.05%	11/01/28	3,710	3,710,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC-U.S. Bank, N.A.) (f)	0.04%	06/01/15	1,490	1,490,000
Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.05%	01/01/21	5,275	5,275,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.) (f)	0.06%	03/01/34	8,200	8,200,000
Coshocton (County of), Ohio (Coshocton County Memorial Hospital); Series 1999, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	03/01/19	2,465	2,465,000
Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.); Series 2009 A, VRD RB (LOC-PNC Bank, N.A.) (f)	0.05%	08/01/42	16,910	16,910,000
Series 2009 B, VRD Economic Development RB (LOC-PNC Bank, N.A.) (f)	0.05%	08/01/39	6,750	6,750,000
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.) (f)	0.05%	11/01/30	22,005	22,005,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP-FNMA)	0.05%	06/15/25	6,940	6,940,000
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC-PNC Bank, N.A.) (f)	0.07%	09/01/36	3,545	3,545,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (f)	0.06%	05/01/36	9,500	9,500,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (GIANT Center); Series 2001, VRD Facility Taxable RB (LOC-PNC Bank, N.A.) (f)	0.13%	11/01/30	1,765	1,765,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.) (f)	0.05%	04/01/38	8,500	8,500,000
Dutchess (County of), New York Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC-PNC Bank, N.A.) (f)	0.06%	10/01/32	4,645	4,645,000
Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP-FHLMC)	0.05%	10/01/32	5,275	5,275,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP-FHLMC)	0.07%	07/01/37	3,700	3,700,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.) (f)	0.06%	11/01/24	10,000	10,000,000
Emmaus (City of) General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.05%	03/01/30	37,860	37,860,000
Englewood (City of), Colorado (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP-FHLMC)	0.06%	12/01/34	4,610	4,610,000
Everett (City of), Washington Public Facilities District; Series 2007, VRD RB (LOC-Bank of New York Mellon) (f)	0.06%	04/01/36	11,000	11,000,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC-PNC Bank, N.A.) (f)	0.05%	06/01/37	$13,065	$13,065,000
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP-FNMA)	0.05%	11/15/35	10,990	10,990,000
Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.05%	05/15/31	3,880	3,879,957
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC-PNC Bank, N.A.) (f)	0.06%	07/01/33	11,945	11,945,000
Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC-U.S. Bank, N.A.) (f)	0.05%	12/01/21	14,000	14,000,000
Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (f)	0.05%	06/01/23	4,965	4,965,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC-U.S. Bank, N.A.) (f)	0.04%	06/01/19	10,460	10,460,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.) (f)	0.05%	06/01/27	9,500	9,500,000
Hanover (County of), Virginia Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC-U.S. Bank, N.A.) (f)	0.05%	11/01/25	4,500	4,500,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	01/01/38	3,785	3,785,000
Huntington (City of), Indiana (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.) (f)	0.15%	08/01/37	3,950	3,950,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC-PNC Bank, N.A.) (f)	0.05%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC-Northern Trust Co.) (f)	0.05%	12/01/28	8,500	8,500,000
Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	03/01/36	3,135	3,135,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC-BMO Harris, N.A.) (b)(f)	0.09%	10/01/17	2,000	2,000,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.07%	01/01/16	5,815	5,815,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC-BMO Harris N.A.) (f)	0.09%	09/01/24	900	900,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	08/01/28	1,200	1,200,000
Series 2005 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	08/01/35	4,965	4,965,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.07%	06/01/29	3,000	3,000,000
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2009 B, VRD RB (LOC-PNC Bank, N.A.) (f)	0.06%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.06%	11/15/37	6,000	6,000,000
Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	08/01/15	450	450,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	08/15/25	2,437	2,437,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-BMO Harris N.A.) (f)	0.07%	10/01/33	750	750,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC-BMO Harris N.A.) (f)	0.06%	06/01/34	4,200	4,200,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC-U.S. Bank, N.A.) (f)	0.10%	05/01/42	2,555	2,555,000
Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC-PNC Bank, N.A.) (f)	0.06%	08/01/21	13,540	13,540,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.05%	02/01/24	1,000	1,000,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC-BMO Harris N.A.) (f)	0.05%	01/01/35	3,320	3,320,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC-Wells Fargo Bank N.A.) (f)	0.05%	09/01/48	$5,000	$5,000,000
Series 2008 J, Ref. VRD Health System RB (LOC-Wells Fargo Bank, N.A.) (f)	0.05%	11/01/37	5,600	5,600,000
Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.05%	10/15/32	3,970	3,970,000
Jackson (Township of), Pennsylvania Industrial Development Authority (Regupol America LLC); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (f)	0.08%	12/01/34	1,400	1,400,000
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP-FNMA) (b)	0.05%	03/01/31	3,200	3,200,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC-JPMorgan Chase Bank, N.A.) (b)(f)	0.08%	09/01/21	2,500	2,500,000
Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC-PNC Bank, N.A.) (f)	0.05%	12/01/39	11,100	11,100,000
Lima (Town of), Wisconsin (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC-FHLB of Chicago) (f)	0.05%	10/01/42	5,130	5,130,000
Lincoln (County of), Wyoming (PacifiCorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.) (f)	0.06%	11/01/24	8,560	8,560,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (f)	0.05%	03/01/38	15,255	15,255,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC-PNC Bank, N.A.) (f)	0.06%	09/01/28	7,415	7,415,000
Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC-PNC Bank, N.A.) (f)	0.06%	11/01/26	3,770	3,770,000
Lyndhurst (City of), Ohio (Hawken School); Series 2002, VRD Economic Development RB (LOC-PNC Bank, N.A.) (f)	0.07%	05/01/27	3,940	3,940,000
Maricopa (County of), Arizona Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP-FNMA)	0.05%	04/15/30	7,815	7,815,000
Marietta (City of), Georgia Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC)	0.05%	07/01/24	2,700	2,700,000
Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC)	0.05%	07/01/24	2,000	2,000,000
Marion (County of), Oregon Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.09%	07/01/27	1,755	1,755,000
Maryland (State of) Economic Development Corp. (Baltimore Symphony Endowment Trust); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (f)	0.05%	11/01/28	1,535	1,535,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (f)	0.05%	07/01/28	3,900	3,900,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (f)	0.06%	07/01/33	3,535	3,535,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	04/01/35	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC-TD Bank N.A) (f)	0.05%	07/01/41	9,450	9,450,000
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.) (f)	0.17%	03/01/39	7,825	7,825,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-1, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.05%	10/15/30	18,780	18,780,000
Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.05%	10/15/38	19,191	19,191,000
Middletown (City of), Ohio (Atrium Medical Center Obligated Group); Series 2008 A, VRD Hospital Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.09%	11/15/39	18,500	18,500,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC-U.S. Bank, N.A.) (f)	0.05%	09/01/40	5,795	5,795,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.05%	01/01/25	1,105	1,105,000
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC-Royal Bank of Canada, N.A.) (d)(f)	0.05%	08/01/47	40,000	40,000,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.05%	11/15/31	1,000	1,000,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA)	0.07%	12/15/29	5,000	5,000,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.05%	04/01/37	$12,300	$12,300,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.05%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	10/01/33	12,800	12,800,000
Mobile (County of), Alabama Industrial Development Authority; Series 2010 A, VRD Recovery Zone Facility RB (LOC-Swedbank AB) (d)(f)	0.10%	07/01/40	15,000	15,000,000
Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC-JPMorgan Chase Bank, N.A.) (f)	0.05%	01/01/36	52,500	52,500,000
Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC-PNC Bank, N.A.) (f)	0.05%	05/01/39	2,265	2,265,000
Montgomery (County of), Pennsylvania Industrial Development Authority (LaSalle College High School); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (f)	0.06%	11/01/38	3,725	3,725,000
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP-FNMA)	0.05%	08/15/31	4,575	4,575,000
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds Bank PLC) (d)(f)	0.07%	07/01/38	20,100	20,100,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.05%	07/15/36	7,575	7,574,663
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.05%	02/15/34	425	424,811
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.) (f)	0.06%	01/01/18	3,875	3,875,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC-PNC Bank, N.A.) (f)	0.06%	12/01/24	2,780	2,780,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC-TD Bank, N.A.) (f)	0.05%	09/01/37	1,300	1,300,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC-TD Bank, N.A.) (f)	0.05%	07/01/38	3,600	3,600,000
New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC-Wells Fargo Bank, N.A.) (f)	0.04%	06/15/32	48,000	48,000,000
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC-HSBC Bank USA N.A.) (d)(f)	0.04%	11/01/36	8,645	8,645,000
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (CEP-FHLMC)	0.05%	11/01/44	8,000	8,000,000
New York (State of) Housing Finance Agency (Related West 29th Street Housing); Series 2012 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.04%	05/01/45	10,000	10,000,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC-TD Bank, N.A.) (f)	0.04%	12/01/29	44,410	44,410,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (f)	0.06%	04/01/32	13,810	13,810,000
Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundations); Series 2006, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (f)	0.05%	08/01/36	1,820	1,820,000
North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.05%	04/01/27	2,920	2,920,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.05%	06/01/17	5,440	5,440,000
Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP-FHLMC)	0.05%	11/01/35	1,845	1,845,000
Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (f)	0.17%	12/01/27	8,020	8,020,000
Series 2009 B-2, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (f)	0.22%	12/01/27	1,665	1,665,000
Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC-PNC Bank, N.A.) (f)	0.05%	12/01/31	25,595	25,595,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC-FHLB of Chicago) (f)	0.06%	09/01/36	3,715	3,715,000
Olympia (Port of), Washington Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.09%	11/01/23	600	600,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.05%	08/01/34	$72,000	$72,000,000
Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (Sacred Heart Medical Center Foundation); Series 1998 A, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.05%	11/01/28	775	775,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP-FNMA)	0.08%	10/15/38	7,400	7,400,000
Orlando & Orange (Counties of), Florida Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC-Bank of Montreal) (d)(f)	0.05%	07/01/40	18,500	18,500,000
Palm Beach (County of), Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC-Northern Trust Co.) (f)	0.05%	07/01/32	5,085	5,085,000
Palm Beach (County of), Florida Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP-FHLMC) (b)	0.10%	12/01/32	5,095	5,095,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC-PNC Bank, N.A.) (f)	0.09%	10/01/29	7,000	7,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC-PNC Bank, N.A.) (f)	0.12%	08/01/35	1,100	1,100,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC-PNC Bank, N.A.) (b)(f)	0.07%	05/01/20	2,250	2,250,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University) Series 2002 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.05%	05/01/32	30,520	30,520,000
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.03%	02/01/34	6,960	6,960,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC-Barclays Bank PLC) (d)(f)	0.05%	12/01/38	40,475	40,475,000
Philadelphia (City of), Pennsylvania Authority for Industrial Development (Chestnut Hill College); Series 2007 A, VRD Educational Facilities RB (LOC-Wells Fargo Bank, N.A.) (f)	0.05%	10/01/29	4,100	4,100,000
Piedmont Municipal Power Agency; Series 2011 C, Ref. VRD Electric RB (LOC-TD Bank, N.A.) (f)	0.04%	01/01/34	7,400	7,400,000
Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.) (f)	0.05%	12/01/24	5,235	5,235,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC-Wells Fargo Bank, N.A.) (f)	0.05%	06/01/39	1,085	1,085,000
Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 A, VRD Hospital Financing RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.07%	09/01/32	1,045	1,045,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC-FHLB of Indianapolis) (f)	0.22%	07/01/40	2,240	2,240,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	04/01/26	4,215	4,215,000
Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC-U.S. Bank, N.A.) (f)	0.05%	05/01/19	1,660	1,660,000
Shelby (County of), Tennessee Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP-FNMA)	0.04%	12/15/42	500	500,000
South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP-FNMA)	0.05%	11/15/35	7,565	7,564,955
South Carolina (State of) Jobs-Economic Development Authority (Heathwood Hall Episcopal School); Series 2001, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.05%	08/01/29	1,200	1,200,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.05%	03/01/28	4,127	4,127,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.05%	04/15/27	5,600	5,600,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC-General Electric Capital Corp.) (b)(f)	0.20%	10/01/21	4,605	4,605,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.05%	04/15/27	4,970	4,970,000
St. Paul (City of), Minnesota Housing & Redevelopment Authority (Highland Ridge, LP); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	0.05%	10/01/33	7,675	7,675,000
Tarrant (County of), Texas Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP-FNMA)	0.06%	02/15/28	1,400	1,400,000
Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC-Northern Trust Co.) (f)	0.04%	11/15/50	3,500	3,500,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP-FNMA) (b)	0.12%	09/15/36	$4,675	$4,675,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP-FHLMC)	0.05%	05/01/42	13,580	13,580,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP-FHLMC)	0.06%	07/01/41	12,425	12,425,000
Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP-FHLMC)	0.07%	06/01/41	12,290	12,290,000
Tuscaloosa (County of), Alabama Industrial Development Authority (Hunt Refining Co.); Series 2011, VRD Gulf Opportunity Zone RB (LOC-Bank of Nova Scotia) (d)(f)	0.06%	04/01/28	10,000	10,000,000
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	01/15/22	8,925	8,925,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC-Bank of Montreal) (d)(f)	0.06%	09/01/32	12,000	12,000,000
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC-TD Bank, N.A.) (f)	0.05%	12/01/31	11,210	11,210,000
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC-TD Bank, N.A.) (f)	0.06%	10/01/34	800	800,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC-TD Bank, N.A.) (f)	0.04%	09/01/38	15,300	15,300,000
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, Ref. VRD RB (LOC-PNC Bank, N.A.) (f)	0.05%	12/01/38	32,500	32,500,000
Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.05%	08/01/35	4,225	4,225,000
Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.05%	10/15/32	750	750,000
Warren (County of), Kentucky (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.07%	06/01/30	10,600	10,600,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC-Wells Fargo Bank, N.A.) (f)	0.05%	06/01/18	10,000	10,000,000
Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP-FNMA)	0.07%	06/15/35	5,350	5,350,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP-FNMA)	0.05%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP-FNMA)	0.08%	07/15/32	6,600	6,600,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP-FHLMC)	0.08%	07/01/25	8,300	8,300,000
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP-FHLMC)	0.05%	07/01/44	8,000	8,000,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP-FNMA)	0.06%	09/01/38	2,000	2,000,000
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP-FNMA)	0.04%	12/15/44	3,100	3,100,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC-U.S. Bank, N.A.) (f)	0.04%	10/01/19	2,190	2,190,000
Washington (State of) Housing Finance Commission (Olympic Heights Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.05%	09/15/20	5,165	5,165,000
Washington (State of) Housing Finance Commission (Rockwood Retirement Communities Program); Series 1999 A, VRD Non-profit RB (LOC-Wells Fargo Bank, N.A.) (f)	0.04%	01/01/30	13,775	13,775,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA)	0.05%	09/15/20	2,680	2,680,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 B, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (f)	0.06%	12/01/38	3,120	3,120,000
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert & Community Health, Inc. Obligated Group); Series 2009 A, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.05%	04/01/35	9,500	9,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.05%	06/01/39	13,155	13,155,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.14%	06/01/25	1,640	1,640,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.); Series 2012 E, Ref. VRD Obligated Group RB (LOC-Bank of Montreal) (d)(f)	0.05%	08/01/40	$21,200	$21,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	12/01/36	8,800	8,800,000
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.); Series 2002, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.07%	12/01/32	8,630	8,630,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.06%	08/01/30	5,600	5,600,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.07%	05/01/30	495	495,000
Young Men’s Christian Association of Metropolitan Milwaukee, Inc. (The); Series 2008, VRD Notes (LOC-BMO Harris Bank, N.A.) (f)	0.16%	05/01/33	700	700,000
				1,805,154,386

Other Variable Rate Demand Notes–0.04%

Federal Home Loan Mortgage Corp.; Series M028 A, VRD Multifamily Ctfs.	0.07%	09/15/24	8,685	8,685,000
Total Variable Rate Demand Notes (Cost $1,813,839,386)				1,813,839,386

Other Bonds & Notes–4.39%

American Honda Finance Corp. Unsec. Medium-Term Notes (b)(c)(d)	0.28%	12/05/13	150,000	150,000,000
General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes	2.10%	01/07/14	5,000	5,007,999
Royal Bank of Canada, Sr. Unsec. Medium-Term Notes (b)(c)(d)	0.40%	12/01/14	200,000	200,000,000
Wells Fargo Bank, N.A. Sr. Unsec. Notes (c)	0.31%	12/19/14	200,000	200,000,000
Unsec. Notes (c)	0.34%	12/19/14	225,000	225,000,000
Westpac Banking Corp. Sr. Unsec. Medium-Term Notes (b)(c)(d)	0.39%	12/07/14	150,000	150,000,000
Total Other Bonds & Notes (Cost $930,007,999)				930,007,999

U.S. Government Sponsored Agency Securities–0.05%

Federal Farm Credit Bank (FFCB)–0.05%

Unsec. Disc. Notes (a) (Cost $9,999,997)	0.01%	12/02/13	10,000	9,999,997
TOTAL INVESTMENTS (excluding Repurchase Agreements)–83.20% (Cost $17,623,351,575)				17,623,351,575

			Repurchase Amount

Repurchase Agreements–16.79%(g)

Barclays Capital Inc., Joint agreement dated 11/29/2013, aggregate maturing value of $500,002,917 (collateralized by U.S. Treasury obligations valued at $510,000,049; 0.63%-2.63%, 07/31/14-10/31/20)	0.07%	12/02/13	357,853,515	357,851,427
BNP Paribas Securities Corp., Open agreement dated 12/26/12, (collateralized by Corporate obligations & other instruments valued at $52,500,001; 1.70%-7.95%, 09/15/14-05/16/44) (c)(d)(h)	0.16%	--	--	50,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 11/29/13, aggregate maturing value of $500,003,333 (collateralized by U.S. Treasury & U.S. Government sponsored agency obligations valued at $510,000,007; 0.25%-2.63%, 12/31/13-08/15/20)	0.08%	12/02/13	325,002,167	325,000,000
Credit Suisse Securities (USA) LLC, Open agreement dated 04/25/13, (collateralized by Asset-backed securities valued at $374,003,050; 0.19%-7.93%, 03/15/28-10/15/48) (c)(d)(h)	0.56%	--	--	340,000,000
Deutsche Bank Securities Inc., Joint agreement dated 11/29/13, aggregate maturing value of $439,505,762 (collateralized by U.S. Treasury obligations valued at $448,292,571; 0.75%-1.88%, 02/28/14-06/15/14)	0.09%	12/02/13	139,503,512	139,502,466
Federal Reserve Bank of New York, Agreement dated 11/29/13, maturing value of $750,003,126 (collateralized by U.S. Treasury obligations valued at $750,003,126; 3.63%, 08/15/19)	0.05%	12/02/13	750,003,126	750,000,000
ING Financial Markets, LLC, Joint agreement dated 11/29/13, aggregate maturing value of $750,005,625 (collateralized by U.S. Government sponsored agency obligations valued at $765,002,077; 2.50%-5.50%, 10/01/25-08/01/48)	0.09%	12/02/13	350,002,625	350,000,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements–(continued)

Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 11/27/13, maturing value of $368,286,836 (collateralized by Asset-backed securities, Mortgage-backed securities, U.S. Government sponsored agency obligations & other instruments valued at $396,816,282; 0%-11.63%, 09/01/14-12/29/99) (c)(i)	0.46%	01/27/14	$368,286,836	$368,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 11/29/13, maturing value of $200,153,333 (collateralized by Asset-backed securities, Mortgage-backed securities, & other instruments valued at $216,028,438; 0%-11.25%, 10/01/14-05/26/53) (c)(i)	0.46%	01/28/14	200,153,333	200,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 11/29/13, maturing value of $305,151,229 (collateralized by Asset-backed securities, Mortgage-backed securities, U.S. Government sponsored agency obligations & other instruments valued at $330,815,768; 0%-13.63%, 05/10/14-05/26/53) (c)	0.51%	01/03/14	305,151,229	305,000,000
RBC Capital Markets Corp., Term agreement dated 10/02/13, maturing value of $50,022,875 (collateralized by Municipal obligations & Asset-backed securities valued at $52,500,000; 0%-6.88%, 06/01/15-12/01/48) (d)(i)	0.27%	12/02/13	50,022,875	50,000,000
RBC Capital Markets Corp., Term agreement dated 11/14/13, maturing value of $75,013,417 (collateralized by Corporate obligations valued at $78,750,000; 0%-9.63%, 01/27/14-01/14/38) (d)(i)	0.23%	12/12/13	75,013,417	75,000,000
RBC Capital Markets Corp., Term agreement dated 11/18/13, maturing value of $90,017,250 (collateralized by Corporate obligations valued at $94,500,000; 0%-9.63%, 12/17/13-04/15/43) (d)(i)	0.23%	12/18/13	90,017,250	90,000,000
Wells Fargo Securities, LLC, Joint agreement dated 11/29/13, aggregate maturing value of $600,004,500 (collateralized by U.S. Government sponsored agency obligations valued at $612,000,000; 0%-8.50%, 02/19/14-11/20/43)	0.09%	12/02/13	156,986,671	156,985,494
Total Repurchase Agreements (Cost $3,557,339,387)				3,557,339,387
TOTAL INVESTMENTS(j)(k)–99.99% (Cost $21,180,690,962)				21,180,690,962
OTHER ASSETS LESS LIABILITIES–0.01%				1,634,727
NET ASSETS–100.00%				$21,182,325,689

Investment Abbreviations:

CEP	—Credit Enhancement Provider
Ctfs.	—Certificates
Disc.	—Discounted
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GO	—General Obligation
Gtd.	—Guaranteed
IDR	—Industrial Development Revenue Bonds
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue Bonds
RB	—Revenue Bonds
Ref.	—Refunding
Sr.	—Senior
Unsec.	—Unsecured
VRD	—Variable Rate Demand

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2013 was $8,464,584,788, which represented 39.96% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2013.

(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 16.2%; Canada: 10.1%: Japan: 9.8%; France: 7.0%; other countries less than 5% each: 18.4%.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2013.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Principal amount equals value at period end. See Note 1D.

(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(j)	Also represents cost for federal income tax purposes.

(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

November 30, 2013

(Unaudited)

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–61.07%(a)

Asset-Backed Securities - Consumer Receivables–3.57%

Barton Capital, LLC (b)(c)	0.19%	03/18/14	$25,000	$25,000,000
Salisbury Receivables, LLC (b)	0.14%	12/05/13	25,000	24,999,611
Salisbury Receivables, LLC (b)	0.16%	12/04/13	10,000	9,999,866
Sheffield Receivables Corp. (b)	0.16%	12/03/13	43,330	43,329,615
Sheffield Receivables Corp. (b)	0.16%	12/05/13	3,900	3,899,931
				107,229,023

Asset-Backed Securities - Fully Supported Bank–12.26%

Alpine Securitization Corp. (CEP-Credit Suisse AG) (b)(d)	0.12%	12/09/13	75,000	74,998,000
Cancara Asset Securitisation, LLC (CEP-Lloyds TSB Bank PLC) (b)(d)	0.18%	12/20/13	11,200	11,198,936
Cancara Asset Securitisation, LLC (CEP-Lloyds TSB Bank PLC) (b)(d)	0.18%	01/03/14	43,000	42,992,905
Crown Point Capital Co., LLC -Series A, (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(d)	0.21%	01/16/14	12,000	11,996,780
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)(d)	0.16%	12/06/13	90,000	89,998,000
Govco, LLC (CEP-Citibank) (b)	0.13%	12/16/13	12,000	11,999,350
Govco, LLC (CEP-Citibank) (b)	0.15%	12/13/13	50,000	49,997,500
Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(d)	0.17%	12/13/13	25,000	24,998,583
Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC) (b)(d)	0.20%	12/20/13	30,000	29,996,834
Working Capital Management Co. (CEP-Mizuho Bank Ltd.) (b)(d)	0.17%	01/10/14	20,000	19,996,222
				368,173,110

Asset-Backed Securities - Multi-Purpose–7.25%

Atlantic Asset Securitization, LLC (b)	0.12%	12/04/13	27,865	27,864,721
Atlantic Asset Securitization, LLC (b)	0.12%	12/10/13	29,800	29,799,106
Atlantic Asset Securitization, LLC (b)(c)	0.20%	02/19/14	58,000	58,000,000
Charta, LLC (b)	0.12%	12/05/13	30,750	30,749,590
Nieuw Amsterdam Receivables Corp. (b)(d)	0.16%	12/02/13	3,600	3,599,984
Regency Markets No. 1, LLC (b)(d)	0.14%	12/12/13	10,000	9,999,572
Regency Markets No. 1, LLC (b)(d)	0.14%	12/16/13	24,000	23,998,600
Scaldis Capital, LLC (b)(d)	0.13%	12/20/13	8,900	8,899,389
Scaldis Capital, LLC (b)(d)	0.15%	12/05/13	24,690	24,689,589
				217,600,551

Consumer Finance–1.33%

BMW US Capital, LLC (b)(d)	0.09%	12/17/13	40,000	39,998,400

Diversified Banks–13.88%

Credit Agricole North America Inc. (d)	0.11%	12/04/13	30,000	29,999,725
ING US Funding, LLC (d)	0.13%	12/13/13	25,000	24,998,917
Lloyds TSB Bank PLC (d)	0.07%	12/03/13	19,000	18,999,926
Lloyds TSB Bank PLC (d)	0.09%	12/18/13	18,000	17,999,235
Natixis US Financial Co., LLC (d)	0.12%	12/03/13	50,000	49,999,666
Skandinaviska Enskilda Banken AB (b)(d)	0.12%	12/16/13	50,000	49,997,500
Societe Generale North America, Inc. (d)	0.12%	12/04/13	125,000	124,998,750
United Overseas Bank Funding, LLC (d)	0.16%	12/06/13	100,000	99,997,778
				416,991,497

General Merchandise Stores–1.67%

Wal-Mart Stores Inc. (b)	0.06%	12/09/13	50,000	49,999,333

Regional Banks–13.79%

Landesbank Hessen-Thuringen Girozentrale (b)(d)	0.14%	12/13/13	40,000	39,998,200

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Regional Banks–(continued)

Landesbank Hessen-Thuringen Girozentrale (b)(d)	0.17%	12/16/13	$80,000	$79,994,333
Macquarie Bank Ltd. (b)(d)	0.13%	12/23/13	100,000	99,992,056
Mitsubishi UFJ Trust & Banking Corp. (b)(d)	0.16%	12/04/13	30,000	29,999,600
Sumitomo Mitsui Banking Corp. (b)(d)	0.15%	12/04/13	60,000	59,999,250
Sumitomo Mitsui Banking Corp. (b)(d)	0.20%	12/03/13	54,200	54,199,398
Svenska Handelsbanken Inc. (b)(d)	0.15%	12/06/13	50,000	49,998,959
				414,181,796

Specialized Finance–7.32%

Caisse de Depots et Cosignations (b)(d)	0.10%	12/02/13	14,000	13,999,961
Kreditanstalt fur Wiederaufbau (b)(d)	0.10%	12/19/13	46,000	45,997,700
Kreditanstalt fur Wiederaufbau (b)(d)	0.10%	01/02/14	75,000	74,993,333
Siemens Capital Co. LLC (b)(d)	0.09%	12/31/13	85,000	84,993,625
				219,984,619
Total Commercial Paper (Cost $1,834,158,329)				1,834,158,329

Certificates of Deposit–10.40%

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) (d)	0.17%	12/31/13	11,000	11,000,000
Barclays Bank PLC (c)(d)	0.25%	03/11/14	60,000	60,000,000
Credit Agricole Corporate & Investment Bank (d)	0.12%	12/19/13	40,000	40,000,000
Mizuho Corporate Bank, Ltd. (d)	0.17%	01/17/14	50,000	50,000,000
Nordea Bank Finland PLC (d)	0.16%	12/11/13	14,000	14,000,117
Norinchukin Bank (The) (d)	0.18%	01/17/14	30,000	30,000,000
Oversea-Chinese Banking Corp., Ltd. (d)	0.17%	12/24/13	7,400	7,400,000
Swedbank AB (d)	0.12%	12/04/13	70,000	70,000,000
Toronto-Dominion Bank (d)	0.12%	01/15/14	30,000	30,000,000
Total Certificates of Deposit (Cost $312,400,117)				312,400,117

Variable Rate Demand Notes–9.41%(e)

Credit Enhanced–9.41%

A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (f)	0.17%	06/01/29	2,400	2,400,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC-PNC Bank, N.A.) (b)(f)	0.07%	10/01/25	3,420	3,420,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) (f)	0.15%	12/01/28	2,400	2,400,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.) (f)	0.06%	11/01/40	5,860	5,860,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC-PNC Bank, N.A.) (f)	0.05%	01/01/33	2,215	2,215,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC-U.S. Bank, N.A.) (f)	0.05%	06/01/37	5,000	5,000,000
Columbia (County of), Georgia Residential Care Facilities for The Elderly Authority (Augusta Resource Center on Aging Inc.-Brandon Wilde Lifecare Community Center); Series 1990, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.05%	01/01/21	2,200	2,200,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC-U.S. Bank, N.A.) (f)	0.06%	03/01/34	1,800	1,800,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC-PNC Bank, N.A.) (f)	0.05%	04/01/38	27,200	27,200,000
Dutchess (County of), New York Industrial Development Agency (Trinity-Pawling School Corp. Civic Facility); Series 2002, VRD RB (LOC-PNC Bank, N.A.) (f)	0.06%	10/01/32	2,900	2,900,000
Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.) (f)	0.06%	12/01/28	5,450	5,450,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (f)	0.05%	03/01/30	1,800	1,800,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC-PNC Bank, N.A.) (f)	0.05%	04/01/38	8,600	8,600,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced–(continued)

Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.07%	01/01/16	$5,795	$5,795,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	08/01/28	11,530	11,530,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	08/15/25	600	600,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.05%	02/01/24	5,700	5,700,000
Indiana (State of) Finance Authority (Indianapolis Museum of Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	02/01/39	3,700	3,700,000
Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.05%	07/15/33	3,830	3,830,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC-TD Bank, N.A.) (f)	0.04%	10/01/38	6,390	6,390,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.05%	10/15/38	16,399	16,399,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA)	0.05%	11/15/31	4,000	4,000,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC-PNC Bank, N.A.) (f)	0.07%	06/01/35	5,440	5,440,000
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds TSB Bank PLC) (d)(f)	0.07%	07/01/38	935	935,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP-FNMA)	0.05%	02/15/34	3,695	3,695,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.) (f)	0.06%	01/01/18	5,600	5,600,000
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	01/01/24	14,000	14,000,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC-TD Bank, N.A.) (f)	0.04%	12/01/29	50,100	50,100,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC-U.S. Bank, N.A.) (f)	0.06%	04/01/32	1,610	1,610,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (f)	0.08%	09/01/27	2,815	2,815,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC-PNC Bank, N.A.) (f)	0.07%	06/01/23	5,620	5,620,000
Ohio (State of) Higher Educational Facility Commission (Ohio Dominican University); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.07%	12/01/37	700	700,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP-FNMA)	0.08%	10/15/38	1,600	1,600,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-The Waynesburg College); Series 2004 N-2, VRD RB (LOC-PNC Bank, N.A.) (f)	0.07%	05/01/34	1,800	1,800,000
Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC-Canadian Imperial Bank of Commerce) (d)(f)	0.06%	03/01/36	11,000	11,000,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC-TD Bank, N.A.) (f)	0.05%	11/01/29	1,800	1,800,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP-FNMA)	0.05%	04/15/27	9,170	9,170,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP-FHLMC)	0.05%	07/01/33	17,375	17,375,000
Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC-U.S. Bank, N.A.) (f)	0.04%	06/01/35	5,525	5,525,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	12/01/36	6,400	6,400,000
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.06%	03/01/36	5,900	5,900,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (f)	0.07%	05/01/30	2,425	2,425,000
Total Variable Rate Demand Notes (Cost $282,699,000)				282,699,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Government Sponsored Agency Securities–0.44%

Overseas Private Investment Corp. (OPIC)–0.44%

Unsec. Gtd. VRD COP Notes (e) (Cost $13,000,000)	0.12%	05/15/30	$13,000	$13,000,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–81.32% (Cost $2,442,257,446)				2,442,257,446

			Repurchase Amount

Repurchase Agreements–18.68%(g)

ING Financial Markets, LLC, Joint agreement dated 11/29/13, aggregate maturing value $750,005,625 (collateralized by U.S. Government sponsored agency obligations valued at $765,002,077; 2.50%-5.50%, 10/01/25-08/01/48)	0.09%	12/02/13	150,001,125	150,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 11/27/13, maturing value $55,042,869 (collateralized by Asset-backed securities, Mortgage-backed securities, and other instruments valued at $59,757,222; 0%-13.63%, 02/26/16-11/25/52) (h)	0.46%	01/27/14	55,042,869	55,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 11/29/13, maturing value $45,022,313 (collateralized by Asset-backed securities, Mortgage-backed securities, U.S. Government sponsored agency obligations and other instruments valued at $48,546,396; 0%-10.35%, 09/15/15-09/12/49)	0.51%	01/03/14	45,022,313	45,000,000
RBC Capital Markets Corp., Term agreement dated 10/02/13, maturing value $50,022,875 (collateralized by Municipal obligations & Asset-backed securities valued at $52,500,000; 0%-6.88%, 09/15/16-12/01/43), (d)(h)	0.27%	12/02/13	50,022,875	50,000,000
RBC Capital Markets Corp., Term agreement dated 11/14/13, maturing value $95,016,994 (collateralized by Corporate obligations valued at $99,750,001; 0%-9.63%, 01/27/14-05/04/43) (d)	0.23%	12/12/13	95,016,994	95,000,000
Wells Fargo Securities, LLC, Joint agreement dated 11/29/13 aggregate maturing value of $600,004,500 (collateralized by U.S. Government sponsored agency obligations valued at $612,000,000; 0%-8.5%, 02/19/14-11/20/43)	0.09%	12/02/13	166,062,830	166,061,585
Total Repurchase Agreements (Cost $561,061,585)				561,061,585
TOTAL INVESTMENTS(i)(j)–100.00% (Cost $3,003,319,031)				3,003,319,031
OTHER ASSETS LESS LIABILITIES–—0.00%				102,076
NET ASSETS–100.00%				$3,003,421,107

Investment Abbreviations:

CEP	—Credit Enhancement Provider
COP	—Certificates of Participation
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GO	—General Obligation
Gtd.	—Guaranteed
IDR	—Industrial Development Revenue Bonds
LOC	—Letter of Credit
MFH	—Multi-Family Housing
RB	—Revenue Bonds
Ref.	—Refunding
Sr.	—Senior
Unsec.	—Unsecured
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2013 was $1,470,584,332, which represented 48.96% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2013.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

STIC Prime Portfolio

(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Germany: 12.2%; Japan: 11.5%; France: 9.7%; United Kingdom: 8.4%; Canada: 6.2%; Sweden: 6.1%; other countries less than 5% each: 10.4%.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2013.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Principal amount equals value at period end. See Note 1D.

(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(i)	Also represents cost for federal income tax purposes.

(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

November 30, 2013

(Unaudited)

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities–41.91%

U.S. Treasury Bills–34.50%(a)

U.S. Treasury Bills	0.02%	01/02/14	$300,000	$299,994,667
U.S. Treasury Bills	0.07%	01/02/14	400,000	399,975,111
U.S. Treasury Bills	0.04%	01/09/14	505,000	504,980,852
U.S. Treasury Bills	0.08%	01/09/14	350,000	349,969,667
U.S. Treasury Bills	0.14%	01/16/14	500,000	499,913,750
U.S. Treasury Bills	0.04%	01/23/14	495,000	494,974,494
U.S. Treasury Bills	0.04%	01/30/14	500,000	499,965,833
U.S. Treasury Bills	0.05%	04/03/14	250,000	249,961,562
U.S. Treasury Bills	0.06%	04/10/14	305,000	304,936,120
U.S. Treasury Bills	0.13%	04/10/14	250,000	249,887,153
U.S. Treasury Bills	0.16%	04/17/14	250,000	249,852,535
U.S. Treasury Bills	0.07%	04/24/14	250,000	249,932,500
U.S. Treasury Bills	0.08%	04/24/14	300,000	299,910,000
U.S. Treasury Bills	0.07%	05/01/14	300,000	299,908,771
U.S. Treasury Bills	0.08%	05/08/14	350,000	349,876,014
U.S. Treasury Bills	0.10%	05/15/14	300,000	299,869,374
U.S. Treasury Bills	0.10%	05/22/14	350,000	349,836,957
U.S. Treasury Bills	0.10%	05/29/14	350,000	349,825,972
				6,303,571,332

U.S. Treasury Notes–7.41%

U.S. Treasury Notes	1.00%	01/15/14	450,000	450,505,882
U.S. Treasury Notes	0.25%	01/31/14	150,000	150,052,951
U.S. Treasury Notes	1.75%	01/31/14	221,000	221,606,180
U.S. Treasury Notes	1.25%	04/15/14	230,000	230,983,865
U.S. Treasury Notes	0.25%	04/30/14	238,000	238,161,760
U.S. Treasury Notes	1.88%	04/30/14	62,000	62,458,459
				1,353,769,097
Total U.S. Treasury Securities (Cost $7,657,340,429)				7,657,340,429
TOTAL INVESTMENTS (excluding Repurchase Agreements)–41.91% (Cost $7,657,340,429)				7,657,340,429

			Repurchase Amount

Repurchase Agreements–53.42%(b)

Barclays Capital Inc., Joint agreement dated 11/29/13, aggregate maturing value of $500,002,917 (collateralized by U.S. Treasury obligations valued at $510,000,049 0.63%-2.63%, 07/31/14-10/31/20)	0.07%	12/02/13	68,268,735	68,268,337
Barclays Capital Inc., Term agreement dated 11/25/13, maturing value of $300,030,000 (collateralized by U.S. Treasury obligations valued at $306,000,009; 0.25%-2.63%, 04/15/15-05/15/22)	0.06%	01/24/14	300,030,000	300,000,000
BNP Paribas Securities Corp., Agreement date 11/29/13, maturing value of $300,001,750 (collateralized by U.S. Treasury obligations valued at $306,000,033; 0.25%-4.25%, 07/31/15-11/15/17)	0.07%	12/02/13	300,001,750	300,000,000
BNP Paribas Securities Corp., Term agreement date 10/08/13, maturing value of $500,089,444 (collateralized by U.S. Treasury obligations valued at $510,000,082; 0.13%-2.50%, 04/15/14-02/15/42) (c)	0.07%	01/08/14	500,089,444	500,000,000
BNP Paribas Securities Corp., Term agreement date 10/15/13, maturing value of $500,162,500 (collateralized by U.S. Treasury obligations valued at $510,000,051; 0.13%-8.00%, 07/15/14-02/15/41) (c)	0.13%	01/13/14	500,162,500	500,000,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
CIBC World Markets Corp., Agreement dated 11/29/13, maturing value of $200,001,167 (collateralized by U.S. Treasury obligations valued at $204,003,339 0.13%-5.50%, 02/15/14-11/15/43)	0.07%	12/02/13	$200,001,167	$200,000,000
Citigroup Global Markets Inc., Agreement dated 11/29/13, maturing value of $500,002,917 (collateralized by U.S. Treasury obligations valued at $510,000,046; 0%-5.50%, 12/31/13-11/15/41)	0.07%	12/02/13	500,002,917	500,000,000
Citigroup Global Markets Inc., Term agreements dated 11/27/13, maturing value of $500,005,833 (collateralized by U.S. Treasury obligations valued at $510,000,062; 0%-8.88%, 05/01/14-02/15/42) (c)	0.06%	12/04/13	500,005,833	500,000,000
Credit Agricole Corp. & Investment Bank, Agreement dated 11/29/13, maturing value of $1,000,005,833 (collateralized by U.S. Treasury obligations valued at $1,020,000,023; 0.38%-4.50%, 06/30/15-02/15/36)	0.07%	12/02/13	1,000,005,833	1,000,000,000
Credit Suisse Securities (USA) LLC, Agreement dated 11/29/13, maturing value of $500,002,917 (collateralized by U.S. Treasury obligations valued at $510,001,974; 0%, 02/15/14-05/15/43)	0.07%	12/02/13	500,002,917	500,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 11/12/13, maturing value of $250,035,833 (collateralized by U.S. Treasury obligations valued at $255,000,360; 0%, 05/15/14-08/15/41)	0.06%	02/06/14	250,035,833	250,000,000
Deutsche Bank Securities Inc., Joint agreement dated 11/29/13, aggregate maturing value of $439,505,762 (collateralized by U.S. Treasury obligations valued at $448,292,571; 0.75%-1.88%, 02/28/14-06/15/14)	0.09%	12/02/13	300,002,250	300,000,000
Deutsche Bank Securities Inc., Term agreement dated 10/07/13, maturing value of $500,037,917 (collateralized by U.S. Treasury obligations valued at $510,000,020; 0%-2.00%, 04/03/14-09/30/17) (c)	0.03%	01/06/14	500,037,917	500,000,000
Federal Reserve Bank of New York, Agreement dated 11/29/13, maturing value of $1,000,004,277 (collateralized by U.S. Treasury obligations valued at $1,000,004,277; 3.63%, 02/15/21)	0.05%	12/02/13	1,000,004,277	1,000,000,000
HSBC Securities (USA) Inc., Agreement dated 11/29/13, maturing value of $500,002,917 (collateralized by U.S. Treasury obligations valued at $510,000,395; 0.25%-4.25%, 07/15/15-11/15/42)	0.07%	12/02/13	500,002,917	500,000,000
HSBC Securities (USA) Inc., Term agreement dated 11/26/13, maturing value of $700,006,806 (collateralized by U.S. Treasury obligations valued at $714,003,935; 0.13%-10.63%, 01/15/14-05/15/41) (c)	0.05%	12/03/13	700,006,806	700,000,000
ING Financial Markets, LLC, Agreement dated 11/29/13, maturing value of $150,000,875 (collateralized by U.S. Treasury obligations valued at $153,000,402; 0.13%-8.88%, 01/31/14-04/15/32)	0.07%	12/02/13	150,000,875	150,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Agreement dated 11/29/13, maturing value of $193,861,781 (collateralized by U.S. Treasury obligations valued at $197,737,874; 0.38%-2.50%, 07/15/23-08/15/23)	0.07%	12/02/13	193,861,781	193,860,650
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 11/26/13, maturing value of $600,005,833 (collateralized by U.S. Treasury obligations valued at $612,000,005; 0%-8.00%, 01/30/14-02/15/43) (c)	0.05%	12/03/13	600,005,833	600,000,000
Morgan Stanley, Agreement dated 11/29/13, maturing value of $200,001,167 (collateralized by U.S. Treasury obligations valued at $204,000,017; 0%-4.50%, 12/26/13-08/15/39)	0.07%	12/02/13	200,001,167	200,000,000
Societe Generale, Agreement dated 11/29/13, maturing value of $750,004,375 (collateralized by U.S. Treasury obligations valued at $765,000,042; 0.63%-1.13%, 01/15/21-07/15/21)	0.07%	12/02/13	750,004,375	750,000,000
Wells Fargo Securities, LLC, Agreement dated 11/29/13, maturing value of $250,001,458 (collateralized by U.S. Treasury obligations valued at $255,000,012; 0%-4%, 01/15/14-02/15/42)	0.07%	12/02/13	250,001,458	250,000,000
Total Repurchase Agreements (Cost $9,762,128,987)				9,762,128,987
TOTAL INVESTMENTS(d)–95.33% (Cost $17,419,469,416)				17,419,469,416
OTHER ASSETS LESS LIABILITIES–4.67%				852,790,780
NET ASSETS–100.00%				$18,272,260,196

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Principal amount equals value at period end. See Note 1D.

(c)	The Fund may demand payment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.

(d)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

November 30, 2013

(Unaudited)

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Government Sponsored Agency Securities–44.51%

Federal Farm Credit Bank (FFCB)–3.29%

Unsec. Disc. Notes (a)	0.10%	05/02/14	$25,000	$24,989,444
Unsec. Disc. Notes (a)	0.14%	07/25/14	49,000	48,955,029
Unsec. Notes (b)	0.12%	01/14/14	75,000	74,999,069
Unsec. Notes (b)	0.18%	01/14/14	25,000	24,999,696
Unsec. Notes (b)	0.10%	10/28/14	25,000	24,997,673
				198,940,911

Federal Home Loan Bank (FHLB)–28.33%

Unsec. Bonds	0.11%	01/29/14	75,000	74,997,836
Unsec. Bonds	0.09%	01/30/14	50,000	49,998,171
Unsec. Bonds	0.13%	04/11/14	50,000	49,991,972
Unsec. Bonds	0.14%	05/22/14	75,000	75,000,332
Unsec. Disc. Notes (a)	0.00%	12/02/13	37,503	37,502,947
Unsec. Disc. Notes (a)	0.12%	01/02/14	60,000	59,993,600
Unsec. Disc. Notes (a)	0.07%	01/03/14	70,000	69,995,508
Unsec. Disc. Notes (a)	0.12%	01/03/14	65,000	64,992,850
Unsec. Disc. Notes (a)	0.10%	01/17/14	50,000	49,993,799
Unsec. Disc. Notes (a)	0.09%	01/22/14	50,000	49,993,283
Unsec. Disc. Notes (a)	0.06%	01/31/14	65,000	64,993,392
Unsec. Disc. Notes (a)	0.09%	04/02/14	50,000	49,985,597
Unsec. Disc. Notes (a)	0.10%	04/04/14	135,000	134,954,120
Unsec. Disc. Notes (a)	0.11%	04/09/14	75,000	74,971,781
Unsec. Disc. Notes (a)	0.11%	04/11/14	60,500	60,476,884
Unsec. Disc. Notes (a)	0.10%	05/02/14	50,000	49,978,889
Unsec. Global Bonds	0.12%	01/30/14	50,000	49,998,572
Unsec. Global Bonds	0.06%	04/02/14	70,000	69,993,323
Unsec. Global Notes (b)	0.11%	02/28/14	60,000	59,997,841
Unsec. Global Notes (b)	0.16%	04/04/14	80,000	79,995,862
Unsec. Global Notes (b)	0.11%	04/25/14	125,000	125,002,218
Unsec. Global Notes (b)	0.11%	04/28/14	60,000	60,000,000
Unsec. Global Notes (b)	0.11%	05/01/14	75,000	75,000,244
Unsec. Global Notes (b)	0.20%	08/19/15	50,000	49,982,627
Unsec. Notes (b)	0.10%	02/05/14	75,000	75,000,000
Unsec. Notes (b)	0.22%	10/22/14	50,000	50,000,000
				1,712,791,648

Federal Home Loan Mortgage Corp. (FHLMC)–6.45%

Unsec. Disc. Notes (a)	0.12%	01/06/14	65,000	64,992,200
Unsec. Disc. Notes (a)	0.11%	01/13/14	75,000	74,990,594
Unsec. Disc. Notes (a)	0.11%	04/14/14	75,000	74,970,688
Unsec. Disc. Notes (a)	0.10%	04/21/14	75,000	74,970,625
Unsec. Disc. Notes (a)	0.09%	04/28/14	50,000	49,980,883
Unsec. Disc. Notes (a)	0.15%	10/06/14	50,000	49,933,908
				389,838,898

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal National Mortgage Association (FNMA)–3.92%

Unsec. Disc. Notes (a)	0.12%	01/02/14	$50,000	$49,994,667
Unsec. Disc. Notes (a)	0.09%	01/08/14	37,000	36,996,485
Unsec. Disc. Notes (a)	0.09%	01/22/14	50,000	49,993,500
Unsec. Disc. Notes (a)	0.10%	02/05/14	50,000	49,990,833
Unsec. Disc. Notes (a)	0.10%	02/12/14	50,000	49,989,658
				236,965,143

Overseas Private Investment Corp. (OPIC)–1.44%

Unsec. Gtd. VRD COP Notes (c)	0.13%	07/15/25	37,000	37,000,000
Unsec. Gtd. VRD COP Notes (c)	0.12%	07/09/26	50,000	50,000,000
				87,000,000

Tennessee Valley Authority (TVA)–1.08%

Sr. Unsec. Disc. Notes (a)	0.05%	01/02/14	65,000	64,997,111
Total U.S. Government Sponsored Agency Securities (Cost $2,690,533,711)				2,690,533,711

U.S. Treasury Bills–1.65%(a)

U.S. Treasury Bills (Cost $99,993,333)	0.04%	01/30/14	100,000	99,993,333
TOTAL INVESTMENTS (excluding Repurchase Agreements)–46.16% (Cost $2,790,527,044)				2,790,527,044

			Repurchase Amount

Repurchase Agreements–53.86%(d)

Barclays Capital Inc., Joint agreement dated 11/29/13, aggregate maturing value of $500,002,917 (collateralized by U.S. Treasury obligations valued at $510,000,049 0.63%-2.63%, 07/31/14-10/31/20)	0.07%	12/02/13	5,898,996	5,898,961
Barclays Capital Inc., Joint term agreement dated 11/29/13, aggregate maturing value of $200,002,333 (collateralized by U.S. Government sponsored agency obligations valued at $204,000,397; 0%-6.75%, 11/04/14-11/26/32) (e)	0.06%	12/06/13	125,001,458	125,000,000
BMO Capital Markets Corp., Joint agreement date 11/29/13, aggregate maturing value of $150,001,000 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $153,000,034; 0%-9.25%, 12/03/13-05/15/43)	0.08%	12/02/13	50,000,333	50,000,000
BNP Paribas Securities Corp., Joint agreement dated 11/29/13, aggregate maturing value of $250,001,458 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,093; 0.18%-6.15%, 02/13/14-04/01/56)	0.07%	12/02/13	150,000,875	150,000,000
BNP Paribas Securities Corp., Joint term agreement dated 10/15/13, aggregate maturing value of $300,097,500 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,920; 0%-6.75%, 12/23/13-01/15/37) (e)	0.13%	01/13/14	250,081,250	250,000,000
Citigroup Global Markets Inc., Agreement dated 11/29/13, maturing value of $250,001,667 (collateralized by U.S. Treasury obligations valued at $255,000,088; 0.75%-3.63%, 12/31/17-04/15/28)	0.08%	12/02/13	250,001,667	250,000,000
Citigroup Global Markets Inc., Joint term agreements dated 11/27/13, aggregate maturing value of $250,003,403 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,737; 0.12%-7.25%, 01/07/14-02/15/43) (e)	0.07%	12/04/13	200,002,722	200,000,000
Deutsche Bank Securities Inc., Joint term agreement dated 10/07/13, aggregate maturing value of $350,035,389 (collateralized by U.S. Government sponsored agency obligations valued at $357,000,902; 0.11%-4.75%, 02/27/14-03/11/20) (e)	0.04%	01/06/14	300,030,333	300,000,000
Federal Reserve Bank of New York, Agreement dated 11/19/13, maturing value $750,003,126 (collateralized by U.S. Treasury obligation valued at $750,003,126; 3.63%, 08/15/19)	0.05%	12/02/13	750,003,126	750,000,000
Goldman, Sachs & Co., Joint agreement dated 11/29/13, aggregate maturing value $300,002,000 (collateralized by U.S. Government sponsored agency obligations valued at $306,004,088; 0.24%-6.63%, 04/22/14-07/15/37)	0.08%	12/02/13	100,000,667	100,000,000
ING Financial Markets, LLC, Joint agreement dated 11/29/13, aggregate maturing value $300,001,750 (collateralized by U.S. Government sponsored agency and U.S. Treasury obligations valued at $306,002,579; 0%-6.63%, 09/16/14-05/15/34)	0.07%	12/02/13	225,001,313	225,000,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Merrill Lynch Pierce Fenner & Smith, Inc., Joint term agreement dated 11/26/13, aggregate maturing value $350,003,403 (collateralized by U.S. Treasury obligations valued at $357,000,052; 0.88%-4.50%, 02/28/17-08/15/39) (e)	0.05%	12/03/13	$300,002,917	$300,000,000
Societe Generale, Joint agreement dated 11/29/13, aggregate maturing value of $350,002,333 (collateralized by U.S. Government sponsored agency obligations valued at $357,000,705; 0%-5.50%, 01/15/14-04/01/56)	0.08%	12/02/13	250,001,667	250,000,000
Societe Gienerale, Joint term agreement dated 11/26/13, aggregate maturing value of $350,004,083 (collateralized by U.S. Government sponsored agency obligations valued at $357,284,288; 0%-6.25%, 03/05/14-04/01/56) (e)	0.06%	12/03/13	300,003,500	300,000,000
Total Repurchase Agreements (Cost $3,255,898,961)				3,255,898,961
TOTAL INVESTMENTS(f)–100.02% (Cost $6,046,426,005)				6,046,426,005
OTHER ASSETS LESS LIABILITIES–(0.02)%				(1,123,748)
NET ASSETS–100.00%				$6,045,302,257

Investment Abbreviations:

COP	—Certificates of Participation
Disc.	—Discounted
Gtd.	—Guaranteed
Sr.	—Senior
Unsec.	—Unsecured
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2013.

(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2013.

(d)	Principal amount equals value at period end. See Note 1D.

(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.

(f)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

November 30, 2013

(Unaudited)

Government TaxAdvantange Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Government Sponsored Agency Securities–72.99%

Federal Farm Credit Bank (FFCB)–13.17%

Unsec. Disc. Notes (a)	0.02%	12/17/13	$5,000	$4,999,956
Unsec. Disc. Notes (a)	0.08%	01/09/14	10,000	9,999,133
Unsec. Disc. Notes (a)	0.08%	04/01/14	5,000	4,998,656
Unsec. Notes (b)	0.19%	12/20/13	14,000	14,000,811
Unsec. Notes (b)	0.12%	01/14/14	5,000	4,999,938
				38,998,494

Federal Home Loan Bank (FHLB)–55.32%

Unsec. Disc. Notes (a)	0.00%	12/02/13	12,497	12,497,053
Unsec. Disc. Notes (a)	0.05%	12/04/13	30,000	29,999,875
Unsec. Disc. Notes (a)	0.05%	01/10/14	15,000	14,999,167
Unsec. Disc. Notes (a)	0.06%	01/17/14	11,000	10,999,210
Unsec. Disc. Notes (a)	0.05%	01/22/14	7,500	7,499,458
Unsec. Disc. Notes (a)	0.06%	01/31/14	5,000	4,999,466
Unsec. Disc. Notes (a)	0.07%	02/05/14	5,000	4,999,395
Unsec. Disc. Notes (a)	0.10%	02/28/14	10,000	9,997,651
Unsec. Disc. Notes (a)	0.10%	04/09/14	5,400	5,398,065
Unsec. Disc. Notes (a)	0.10%	04/16/14	7,200	7,197,416
Unsec. Disc. Notes (a)	0.10%	05/02/14	5,000	4,997,889
Unsec. Disc. Notes (a)	0.10%	05/07/14	5,000	4,997,754
Unsec. Disc. Notes (a)	0.11%	05/14/14	5,000	4,997,494
Unsec. Disc. Notes (a)	0.11%	05/16/14	5,200	5,197,363
Unsec. Disc. Notes (a)	0.12%	05/23/14	5,000	4,997,117
Unsec. Disc. Notes (a)	0.13%	05/30/14	5,000	4,996,825
Unsec. Global Bonds	0.06%	03/20/14	15,000	14,999,304
Unsec. Global Notes (b)	0.11%	04/25/14	10,000	10,000,000
				163,770,502

Tennessee Valley Authority (TVA)–4.50%

Sr. Unsec. Disc. Notes (a)	0.05%	01/02/14	13,334	13,333,407
Total U.S. Government Sponsored Agency Securities (Cost $216,102,403)				216,102,403

U.S. Treasury Bills–27.02%(a)

U.S. Treasury Bills	0.05%	12/05/13	15,000	14,999,925
U.S. Treasury Bills	0.06%	12/12/13	35,000	34,999,385
U.S. Treasury Bills	0.06%	12/19/13	30,000	29,999,138
Total U.S. Treasury Bills (Cost $79,998,448)				79,998,448
TOTAL INVESTMENTS(c)–100.01% (Cost $296,100,851)				296,100,851
OTHER ASSETS LESS LIABILITIES–(0.01)%				(26,107)
NET ASSETS–100.00%				$296,074,744

Investment Abbreviations:

Disc.	—Discounted
Sr.	—Senoir
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2013.

(c)	Also represents cost for federal income tax purposes.

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Schedule of Investments

November 30, 2013

(Unaudited)

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–101.40%

Alabama–1.16%

Camden (City of) Industrial Development Board (Weyerhaeuser Co.); Series 2003 A, Ref. RB (a)(b)	6.13%	12/01/13	$2,725	$2,725,294
Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC-National Australia Bank Ltd.) (c)(d)(e)(f)	0.05%	05/01/41	3,300	3,300,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC-Bank of Nova Scotia) (c)(d)(e)	0.06%	04/01/28	3,000	3,000,000
				9,025,294

Arizona–2.63%

JPMorgan Chase PUTTERs (Greater Arizona Development Authority); Series 2007-2056, VRD Infrastructure RB (c)(f)(g)	0.08%	08/01/15	7,430	7,430,000
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC-U.S. Bank, N.A.) (c)(d)	0.07%	12/01/37	12,935	12,935,000
				20,365,000

California–0.26%

California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC-U.S. Bank, N.A.) (c)(d)	0.04%	11/01/38	2,000	2,000,000

Colorado–5.26%

Colorado (State of) Educational & Cultural Facilities Authority (Caldwell Academy); Series 2007, VRD RB (LOC-Wells Fargo Bank, N.A.) (c)(d)	0.05%	06/01/33	8,535	8,535,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC-Wells Fargo Bank, N.A.) (c)(d)	0.15%	07/01/34	1,825	1,825,000
Colorado (State of) Housing & Finance Authority (Winridge Apartments); Series 1998, Ref. VRD MFH RB (CEP-FNMA) (c)	0.05%	02/15/28	2,000	2,000,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP-FNMA) (c)	0.06%	02/01/31	3,215	3,215,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC-Bank of America, N.A.) (c)(d)	0.14%	03/01/17	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC-U.S. Bank, N.A.) (c)(d)	0.06%	07/01/21	4,190	4,190,000
Mesa (County of) (Goodwill Industries of Colorado Springs); Series 2006, VRD RB (LOC-Wells Fargo Bank, N.A.) (c)(d)	0.05%	12/01/26	5,075	5,075,000
Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC-U.S. Bank, N.A.) (c)(d)	0.05%	12/01/23	2,010	2,010,000
Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC-BNP Paribas) (c)(d)(e)	0.28%	12/01/30	6,800	6,800,000
				40,750,000

District of Columbia–0.35%

District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC-Bank of America, N.A.) (c)(d)(f)	0.20%	01/01/29	2,705	2,705,000

Florida–0.44%

JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB (c)(f)(g)	0.07%	04/01/17	2,275	2,275,000
Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP-FNMA) (c)	0.05%	10/15/32	1,125	1,125,000
				3,400,000

Georgia–1.66%

Columbia (County of) Residential Care Facilities for the Elderly Authority (Augusta Resource Center on Aging Inc.); Series 1994, VRD RB (LOC-Wells Fargo Bank, N.A.) (c)(d)	0.15%	01/01/21	4,815	4,815,000
Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP-FNMA) (c)	0.06%	06/15/25	4,100	4,100,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Georgia–(continued)

Roswell (City of) Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP-FHLMC) (c)(f)	0.05%	08/01/24	$3,950	$3,950,000
				12,865,000

Illinois–8.82%

Elgin (City of) (Judson College); Series 2006, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (c)(d)	0.06%	06/01/36	6,625	6,625,000
Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP-FHLMC) (c)	0.05%	03/01/30	14,845	14,845,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC-BMO Harris N.A.) (c)(d)	0.06%	02/01/42	12,400	12,400,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (c)(d)	0.07%	01/01/16	190	190,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club and Family Life Center); Series 1995, VRD RB (LOC-Bank of America, N.A.) (c)(d)(f)	0.16%	08/01/30	4,700	4,700,000
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC-Northern Trust Co.) (c)(d)	0.06%	03/01/28	800	800,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008-B, VRD RB (c)	0.05%	12/01/46	5,700	5,700,000
Illinois (State of) Finance Authority (Revolving Fund Pooled Financing Program); Series 1985 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (c)(d)	0.06%	08/01/15	2,600	2,600,000
Series 1985 D, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (c)(d)	0.06%	08/01/15	800	800,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (c)(d)(f)	0.08%	03/01/22	5,000	5,000,000
Illinois (State of) Finance Authority (St. Ignatius College Prep.); Series 2002, VRD RB (LOC-PNC Bank, N.A.) (c)(d)	0.06%	06/01/32	1,500	1,500,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC-Northern Trust Co.) (c)(d)	0.06%	01/01/37	5,820	5,820,000
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 2008 C, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (c)(d)	0.06%	08/15/25	150	150,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC-BMO Harris N.A.) (c)(d)	0.07%	10/01/33	4,850	4,850,000
Lake (County of) Forest Preserve District; Series 2013, Land Acquisition & Development Unlimited Tax GO Bonds	2.00%	12/15/13	2,345	2,346,631
				68,326,631

Indiana–6.60%

Fort Wayne (City of) (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC-JPMorgan Chase Bank N.A.) (c)(d)	0.07%	08/01/28	1,600	1,600,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC-Wells Fargo Bank, N.A.) (c)(d)	0.15%	08/01/37	2,300	2,300,000
Indiana (State of) Finance Authority (Northside Christian Church, Inc.); Series 2007, VRD Economic Development RB (LOC-PNC Bank, N.A.) (c)(d)	0.07%	12/01/32	8,200	8,200,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC-Bank of Nova Scotia) (c)(d)(e)	0.05%	06/01/40	5,100	5,100,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 I, Ref. VRD Health Systems RB (LOC-Wells Fargo Bank, N.A.) (c)(d)	0.05%	11/01/37	18,260	18,260,000
Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (c)(d)	0.16%	02/01/25	1,655	1,655,000
Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP-FNMA) (c)	0.06%	05/15/38	14,000	14,000,000
				51,115,000

Iowa–0.52%

Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP-FHLMC) (c)	0.05%	05/01/31	2,000	2,000,000
Iowa (State of) Higher Education Loan Authority (Private Education Working Capital Loan Program-Morningside College); Series 2013 C, RAN (LOC-U.S Bank, N.A.) (d)	2.00%	05/15/14	2,000	2,015,775
				4,015,775

Kansas–1.43%

Kansas (State of) Development Finance Authority (Chesapeake Apartments JV GP LLC); Series 2000 M, Ref. VRD MFH RB (CEP-FHLMC) (c)	0.05%	07/01/30	5,500	5,500,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kansas–(continued)

Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP-FNMA) (c)(f)	0.05%	03/01/31	$3,500	$3,500,000
Wichita (City of); Series 2011 D, Ref. Unlimited Tax GO Bonds	4.00%	09/01/14	2,000	2,056,805
				11,056,805

Kentucky–1.83%

Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (c)(d)	0.07%	06/01/30	14,200	14,200,000

Maryland–3.34%

Baltimore (County of) Metropolitan District; Series 2013, Unlimited Tax GO BAN	1.50%	02/24/14	10,100	10,130,543
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC-PNC Bank, N.A.) (c)(d)	0.05%	07/01/32	4,760	4,760,000
Maryland (State of) Health & Higher Educational Facilities Authority (The Chimes, Inc.); Series 2008, VRD RB (LOC-PNC Bank, N.A.) (c)(d)	0.05%	07/01/33	4,845	4,845,000
Montgomery (County of); Series 2006 A, Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	05/01/14	6,000	6,118,838
				25,854,381

Massachusetts–1.82%

Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC-TD Bank, N.A.) (c)(d)	0.05%	07/01/38	7,865	7,865,000
University of Massachusetts Building Authority; Series 2013 B-1, Commercial Paper Notes	0.15%	01/13/14	6,250	6,250,000
				14,115,000

Michigan–6.12%

Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-2, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (c)(d)	0.05%	10/15/30	14,715	14,715,000
Michigan (State of) Housing Development Authority (Courtyards of Taylor Apartments); Series 2002 A, VRD Limited Obligation MFH RB (CEP-FNMA) (c)	0.05%	08/15/32	1,615	1,615,000
Michigan (State of) State Building Authority (Facilities Program); Series 2007 I, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (c)(d)	0.05%	10/15/42	20,285	20,285,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC-JPMorgan Chase Bank, N.A.) (c)(d)	0.06%	02/01/35	4,215	4,215,000
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC-PNC Bank, N.A.) (c)(d)	0.07%	04/01/22	6,570	6,570,000
				47,400,000

Minnesota–0.75%

Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC-U.S. Bank, N.A.) (c)(d)	0.07%	04/01/37	5,835	5,835,000

Mississippi–0.13%

Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR (c)	0.04%	12/01/30	1,000	1,000,000

Missouri–4.85%

Independence (City of) Industrial Development Authority (The Groves & Graceland College Nursing Arts Center); Series 1997 A, VRD IDR (LOC-Bank of America, N.A.) (c)(d)	0.20%	11/01/27	1,725	1,725,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC-Wells Fargo Bank, N.A.) (c)(d)	0.08%	12/01/27	14,500	14,500,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC-Bank of Montreal) (c)(d)(e)	0.06%	11/15/43	17,400	17,400,000
St. Louis (County of) Industrial Development Authority (Schnuck Markets, Inc.-Kirkwood); Series 1985, VRD IDR (LOC-U.S. Bank, N.A.) (c)(d)(f)	0.05%	12/01/15	3,950	3,950,000
				37,575,000

New Hampshire–2.70%

New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC-Wells Fargo Bank, N.A.) (c)(d)	0.06%	01/01/18	6,000	6,000,000

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Hampshire–(continued)

New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC-TD Bank, N.A.) (c)(d)	0.05%	10/01/33	$14,030	$14,030,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC-TD Bank, N.A.) (c)(d)	0.05%	09/01/37	900	900,000
				20,930,000

New Jersey–1.55%

New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (c)(d)	0.06%	01/01/24	12,000	12,000,000

New York–0.57%

Metropolitan Transportation Authority; Subseries 2008 A-2, Ref. VRD RB (LOC-Bank of Tokyo Mitsubisihi UFJ, Ltd. (The)) (c)(d)(e)	0.04%	11/01/31	3,455	3,455,000
New York (State of) Housing Finance Agency (Maestro West Chelsea Housing); Series 2013 A, VRD RB (LOC-Wells Fargo Bank, N.A.) (c)(d)	0.07%	11/01/47	1,000	1,000,000
				4,455,000

Ohio–6.04%

Cambridge (City of) (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC-PNC Bank, N.A.) (c)(d)	0.06%	12/01/21	8,030	8,030,000
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC-PNC Bank, N.A.) (c)(d)	0.06%	11/01/40	5,000	5,000,000
Cleveland (City of) & Cuyahoga (County of) Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (c)(d)	0.06%	01/01/37	33,780	33,780,000
				46,810,000

Oregon–1.77%

Clackamas (County of) Hospital Facility Authority (Legacy Health System); Series 2008 A, VRD RB (LOC-U.S. Bank, N.A.) (c)(d)	0.04%	06/01/37	13,700	13,700,000

Pennsylvania–14.36%

Beaver (County of) Industrial Development Authority (Metropolitan Edison Co.); Series 2005 A, Ref. VRD PCR (LOC-Bank of Nova Scotia) (c)(d)(e)	0.06%	07/15/21	8,500	8,500,000
Emmaus (City of) General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC-U.S. Bank, N.A.) (c)(d)	0.05%	03/01/30	10,000	10,000,000
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Sr. Health & Housing Facilities RB (LOC-PNC Bank, N.A.) (c)(d)	0.07%	09/01/18	2,025	2,025,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC-PNC Bank, N.A.) (c)(d)	0.07%	10/15/25	7,080	7,080,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC-Lloyds Bank PLC) (c)(d)(e)	0.07%	07/01/38	36,005	36,005,000
Pennsylvania (State of) Economic Development Financing Authority (Moosic Realty Partners, L.P.); Series 2010 A-1, VRD RB (LOC-PNC Bank, N.A.) (c)(d)	0.07%	04/01/20	1,700	1,700,000
Pennsylvania (State of) Turnpike Commission; Series 2008 B-1, VRD RB (LOC-Barclays Bank PLC) (c)(d)(e)	0.05%	12/01/38	33,450	33,450,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC-PNC Bank, N.A.) (c)(d)	0.07%	07/01/26	6,040	6,040,000
Westmoreland (County of) Industrial Development Authority (Greensburg Thermal, LLC); Series 2005 A, Ref. VRD RB (LOC-PNC Bank, N.A.) (c)(d)	0.07%	12/01/24	6,500	6,500,000
				111,300,000

Rhode Island–3.22%

Rhode Island (State of) Health & Educational Building Corp. (Care New England); Series 2008 B, VRD Hospital Financing RB (LOC-JPMorgan Chase Bank, N.A.) (c)(d)	0.07%	09/01/37	24,945	24,945,000

South Carolina–4.16%

South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC-TD Bank, N.A.) (c)(d)	0.05%	11/01/32	32,235	32,235,000

Tennessee–1.99%

Hamilton (County of); Series 2013 A, Unlimited Tax GO Bonds	3.00%	03/01/14	4,045	4,072,707

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Tennessee–(continued)

Jackson (City of) Health, Educational & Housing Facility Board (Post House North Apartments); Series 2001, Ref. VRD MFH RB (CEP-FNMA) (c)	0.05%	05/15/31	$1,375	$1,375,000
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University); Series 2013 A, Commercial Paper Notes	0.17%	04/03/14	10,000	10,000,000
				15,447,707

Texas–6.87%

Dallas (County of); Series 2013, Ref. Limited Tax GO Notes	2.00%	02/15/14	4,450	4,466,518
Houston (City of); Series 2013 H-2, GO Commercial Paper Notes	0.12%	12/05/13	9,800	9,800,000
Houston (City of); Series 2013 G-2, GO Commercial Paper Notes (e)	0.14%	01/07/14	7,000	7,000,000
Lubbock (City of); Series 2010 A, Waterworks System Surplus Revenue Limited Tax GO Ctfs.	5.00%	02/15/14	1,000	1,009,874
Lubbock (County of); Series 2013, Limited Tax GO Bonds	2.00%	02/15/14	905	908,194
Spring Independent School District; Series 2013, Ref. Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	2.00%	08/15/14	2,530	2,561,644
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP-FNMA) (c)	0.06%	02/15/27	6,460	6,460,000
Texas (State of); Series 2013, TRAN	2.00%	08/28/14	20,750	21,026,906
				53,233,136

Utah–0.40%

Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP-FHLMC) (c)	0.10%	04/01/42	3,125	3,125,000

Virginia–2.69%

Harrisonburg (City of) Redevelopment & Housing Authority (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP-FHLMC) (c)	0.08%	08/01/32	7,800	7,800,000
Loudoun (County of); Series 2013 A, Ref. Public Improvement Unlimited Tax GO Bonds	4.00%	12/01/13	3,210	3,210,222
Prince William (County of); Series 2013, Public Improvement Unlimited Tax GO Bonds	5.00%	08/01/14	1,235	1,274,292
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP-FHLMC) (c)	0.10%	12/01/19	560	560,000
Virginia (State of) Small Business Financing Authority (Virginia Museum of Fine Arts Foundation); Series 2005, VRD RB (LOC-Wells Fargo Bank, N.A.) (c)(d)	0.05%	08/01/35	8,000	8,000,000
				20,844,514

West Virginia–0.85%

West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC-Branch Banking & Trust Co.) (c)(d)	0.06%	01/01/34	6,600	6,600,000

Wisconsin–5.56%

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc. Obligated Group); Series 2004, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (c)(d)	0.06%	08/15/34	27,200	27,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (c)(d)	0.07%	06/01/37	4,475	4,475,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 1999, VRD RB (LOC-U.S. Bank, N.A.) (c)(d)(f)	0.20%	07/01/14	375	375,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2007, VRD RB (LOC-JPMorgan Chase Bank, N.A.) (c)(d)	0.06%	12/01/36	11,000	11,000,000
				43,050,000

Wyoming–0.70%

Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.) (c)(d)	0.06%	11/01/24	5,460	5,460,000
TOTAL INVESTMENTS(h)(i)–101.40% (Cost $785,739,243)				785,739,243
OTHER ASSETS LESS LIABILITIES–(1.40)%				(10,863,523)
NET ASSETS–100.00%				$774,875,720

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Investment Abbreviations:

BAN	—Bond Anticipation Notes
CEP	—Credit Enhancement Provider
Ctfs.	—Certificates
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GO	—General Obligation
IDR	—Industrial Development Revenue Bonds
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue Bonds
PUTTERs	—Putable Tax-Exempt Receipts
RAN	—Revenue Anticipation Notes
RB	—Revenue Bonds
Ref.	—Refunding
Sr.	—Senior
TRAN	—Tax and Revenue Anticipation Notes
VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2013.

(d)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(e)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 9.0%; other countries less than 5% each: 7.0%.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2013 was $37,185,000, which represented 4.80% of the Fund’s Net Assets.

(g)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.

(h)	Also represents cost for federal income tax purposes.

(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A.	23.6%
U.S. Bank, N.A.	9.3
PNC Bank, N.A.	7.9
Toronto-Dominion Bank	7.0
Wells Fargo Bank, N.A.	6.6

See accompanying notes which are an integral part of this schedule.

Short-Term Investments Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements – The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

Short-Term Investments Trust

E.	Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2013, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Short-Term Investments Trust

Item 2. Controls and Procedures.

(a)	As of November 19, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 19, 2013, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Short-Term Investments Trust

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	January 29, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	January 29, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2014

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.